12. Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Currently paid or payable	$ 1,749,624	$ 2,124,999
Deferred (benefit) expense	(11,359)	784,331
Total income tax expense	$ 1,738,265	$ 2,909,330